SCHEDULE OF FAIR VALUE OF THE AWARDS AND DSL AWARDS GRANTED IS ESTIMATED AT THE GRANT DATE USING DISCOUNTED (Details)	6 Months Ended
Sep. 30, 2025
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	DCF & EAM [1]
Discount rate	16.00%
Terminal growth rate	3.00%
Lack of marketability discount	3.00%
Lack of control discount	20.00%
Volatility	38.00%
1-Sep-2025 [member]
IfrsStatementLineItems [Line Items]
Valuation approach	Binomial Model
Volatility	36.49%
Risk Free Rate	3.66%
Option life	0.0172
1-Sep-2025 one [member]
IfrsStatementLineItems [Line Items]
Valuation approach	Binomial Model
Volatility	35.49%
Risk Free Rate	3.58%
Option life	0.0272
1-Sep-2025 two [member]
IfrsStatementLineItems [Line Items]
Valuation approach	Binomial Model
Volatility	41.26%
Risk Free Rate	3.62%
Option life	0.0372

[1]	The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies